SCHEDULE OF WARRANT OUTSTANDING AND WARRANT ACTIVITY (Details) - Gravitics Inc [Member] - $ / shares		3 Months Ended	6 Months Ended		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2026		Dec. 31, 2025		Mar. 31, 2026
WarrantOutstandingAndWarrantActivityLineItems [Line Items]
Warrants Exercised		(3,835,684)
Previously Reported [Member]
WarrantOutstandingAndWarrantActivityLineItems [Line Items]
Balance, beginning			2,500,650		1,604,681
Warrants Issued			4,831,426		1,495,199
Warrants Exercised			(6,247,719)		(694,673)
Warrants Expired			(99,072)	[1]	0	[2]
Adjustments			266,163	[1]	95,443	[2]
Balance, ending		1,251,448	1,251,448		2,500,650
Secured Promissory Note Warrants [Member]
WarrantOutstandingAndWarrantActivityLineItems [Line Items]
Expiration Date	[1]		Mar. 30, 2031
Warrants Exercised		(2,412,035)
Secured Promissory Note Warrants [Member] | Previously Reported [Member]
WarrantOutstandingAndWarrantActivityLineItems [Line Items]
Balance, beginning	[1]		1,601,052
Warrants Issued	[1]		(0)
Warrants Exercised	[1]		(1,541,871)
Warrants Expired	[1]		0
Adjustments	[1]		196,525
Balance, ending	[1]	255,706	255,706		1,601,052
Default Warrants [Member]
WarrantOutstandingAndWarrantActivityLineItems [Line Items]
Expiration Date	[1]		Mar. 30, 2031
Default Warrants [Member] | Previously Reported [Member]
WarrantOutstandingAndWarrantActivityLineItems [Line Items]
Balance, beginning	[1]		800,526
Warrants Issued	[1]
Warrants Exercised	[1]		(870,164)
Warrants Expired	[1]
Adjustments	[1]		69,638
Balance, ending	[1]				800,526
Service Provider Warrants [Member]
WarrantOutstandingAndWarrantActivityLineItems [Line Items]
Exercise Price							$ 0.01
Expiration Date	[3]		Dec. 31, 2026
Service Provider Warrants [Member] | Previously Reported [Member]
WarrantOutstandingAndWarrantActivityLineItems [Line Items]
Balance, beginning	[3]
Warrants Issued	[3]		4,794,604
Warrants Exercised	[3]		(3,835,684)
Warrants Expired	[3]
Adjustments	[3]
Balance, ending	[3]	958,920	958,920
Placement Agent Warrants [Member]
WarrantOutstandingAndWarrantActivityLineItems [Line Items]
Expiration Date	[4]		Jan. 12, 2031
Placement Agent Warrants [Member] | Previously Reported [Member]
WarrantOutstandingAndWarrantActivityLineItems [Line Items]
Balance, beginning	[4]
Warrants Issued	[4]		36,822
Warrants Exercised	[4]
Warrants Expired	[4]
Adjustments	[4]
Balance, ending	[4]	36,822	36,822
Unsecured Promissory Note Warrants [Member]
WarrantOutstandingAndWarrantActivityLineItems [Line Items]
Expiration Date			Aug. 24, 2034	[5]	Aug. 24, 2034
Unsecured Promissory Note Warrants [Member] | Previously Reported [Member]
WarrantOutstandingAndWarrantActivityLineItems [Line Items]
Balance, beginning			99,072	[5]	99,072
Warrants Issued				[5]	(0)
Warrants Exercised				[5]		[2]
Warrants Expired			(99,072)	[5]	0	[2]
Adjustments				[5]	(0)	[2]
Balance, ending	[5]				99,072
Secured Promissory Note Warrants One [Member]
WarrantOutstandingAndWarrantActivityLineItems [Line Items]
Expiration Date					Nov. 24, 2033
Secured Promissory Note Warrants One [Member] | Previously Reported [Member]
WarrantOutstandingAndWarrantActivityLineItems [Line Items]
Balance, beginning			1,500,986	[2]	1,411,508
Warrants Issued	[2]				(0)
Warrants Exercised	[2]				0
Warrants Expired	[2]				0
Adjustments	[2]				89,478
Balance, ending	[2]				1,500,986
Secured Promissory Note Warrants Two [Member]
WarrantOutstandingAndWarrantActivityLineItems [Line Items]
Expiration Date					Dec. 05, 2033
Secured Promissory Note Warrants Two [Member] | Previously Reported [Member]
WarrantOutstandingAndWarrantActivityLineItems [Line Items]
Balance, beginning			100,066	[2]	94,101
Warrants Issued	[2]				(0)
Warrants Exercised	[2]
Warrants Expired	[2]				0
Adjustments	[2]				5,965
Balance, ending	[2]				100,066
Default Warrants One [Member]
WarrantOutstandingAndWarrantActivityLineItems [Line Items]
Expiration Date					Nov. 24, 2033
Default Warrants One [Member] | Previously Reported [Member]
WarrantOutstandingAndWarrantActivityLineItems [Line Items]
Balance, beginning			600,395
Warrants Issued					600,395
Warrants Exercised
Warrants Expired
Adjustments	[2]
Balance, ending					600,395
Default Warrants Two [Member]
WarrantOutstandingAndWarrantActivityLineItems [Line Items]
Expiration Date					Dec. 05, 2033
Default Warrants Two [Member] | Previously Reported [Member]
WarrantOutstandingAndWarrantActivityLineItems [Line Items]
Balance, beginning			200,131
Warrants Issued					200,131
Warrants Exercised
Warrants Expired
Adjustments	[2]
Balance, ending					200,131
Pre Fund Warrants [Member] | Previously Reported [Member]
WarrantOutstandingAndWarrantActivityLineItems [Line Items]
Balance, beginning
Warrants Issued					694,673
Warrants Exercised					(694,673)
Warrants Expired
Adjustments	[2]
Balance, ending
Secured Promissory Note Warrants [Member]
WarrantOutstandingAndWarrantActivityLineItems [Line Items]
Exercise Price	[1]	$ 0.01	$ 0.01
Default Warrants [Member]
WarrantOutstandingAndWarrantActivityLineItems [Line Items]
Exercise Price	[1]	0.01	0.01
Service Provider Warrants [Member]
WarrantOutstandingAndWarrantActivityLineItems [Line Items]
Exercise Price	[3]	0.01	0.01
Placement Agent Warrants [Member]
WarrantOutstandingAndWarrantActivityLineItems [Line Items]
Exercise Price	[4]	5.38	5.38
Unsecured Promissory Note Warrants [Member]
WarrantOutstandingAndWarrantActivityLineItems [Line Items]
Exercise Price		$ 0.00 [5]	$ 0.00	[5]	$ 0.00
Secured Promissory Note Warrants One [Member]
WarrantOutstandingAndWarrantActivityLineItems [Line Items]
Exercise Price					0.01
Secured Promissory Note Warrants Two [Member]
WarrantOutstandingAndWarrantActivityLineItems [Line Items]
Exercise Price					0.01
Default Warrants One [Member]
WarrantOutstandingAndWarrantActivityLineItems [Line Items]
Exercise Price					0.01
Default Warrants Two [Member]
WarrantOutstandingAndWarrantActivityLineItems [Line Items]
Exercise Price					0.01
Pre Fund Warrants [Member]
WarrantOutstandingAndWarrantActivityLineItems [Line Items]
Exercise Price					$ 0.01

[1]	The Secured Promissory Note Warrants and Default Warrants were reclassified to equity upon the conversion of the convertible promissory notes in connection with the Series A-I Closing in January and February 2026. During the three months ended June 30, 2026, 2,412,035
[2]	Reflects changes in estimated shares issuable due to changes in the Company’s fully diluted capitalization from December 31, 2024 to December 31, 2025. The Secured Promissory Note Warrants entitle holders to a specified percentage of fully diluted equity rather than a fixed number of shares.
[3]	The Service Provider Warrants were reclassified from a liability to equity during the three months ended June 30, 2026 upon the increase in authorized common shares (see Note 12). During that period, 3,835,684
[4]	The Placement Agent Warrants were reclassified from a liability to equity during the three months ended June 30, 2026 upon the increase in authorized common shares (see Note 12).
[5]	The Unsecured Promissory Note Warrants, which were equity-classified, were cancelled during the three months ended June 30, 2026. Accordingly, no Unsecured Promissory Note Warrants remain outstanding at June 30, 2026.